Share based compensation - Share Options Issued (Details) - Share-based Payment Arrangement, Option - $ / shares	1 Months Ended						12 Months Ended
	Mar. 31, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options issued (in shares)	460,000	40,000	20,000	1,564,000	30,000	10,000
Exercise price (in dollars per share)	$ 17.50	$ 22.75	$ 22.95	$ 24.35	$ 21.00	$ 20.00	$ 0	$ 17.50	$ 24.00
Share price (in dollars per share)	$ 14.20	$ 22.85	$ 22.80	$ 22.95	$ 22.85	$ 21.75